Form N-CSR Cover	6 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Amendment Description	Rational Dynamic Brands Class A was missing the expense example table.
Registrant Name	Mutual Fund & Variable Insurance Trust
Entity Central Index Key	0000810695
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024